CONCENTRATIONS AND CREDIT RISK	12 Months Ended
Sep. 30, 2023
Risks and Uncertainties [Abstract]
CONCENTRATIONS AND CREDIT RISK

NOTE 12 — CONCENTRATIONS AND CREDIT RISK

As of September 30, 2023 and 2022, the Company’s substantial assets were located in Malaysia and the Company’s substantial revenue was derived from its subsidiaries located in Malaysia.

For the fiscal year ended September 30, 2023, two customers accounted for 23.1% and 23.8% of the Company’s total revenue. For the fiscal year ended September 30, 2022, no customer accounted for more than 10% of the Company’s total revenue. For the fiscal year ended September 30, 2021, three customers accounted for 21.7%, 10.8%, and 10.8% of the Company’s total revenue, respectively.

As of September 30, 2023, three customers accounted for approximately 23.8%, 12.0%, and 11.3% of the Company’s total accounts receivable balance. As of September 30, 2022, no customer accounted for more than 10% of the Company’s total accounts receivable.

For the fiscal year ended September 30, 2023, 2022, and 2021, no single vendor accounted for more than 10% of the Company’s total purchases.